TAXATION - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income taxes [Abstract]
Income (loss) before income taxes and non-controlling interest	$ (82,938)	$ 246,687
Combined Canadian basic federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate	$ (21,979)	$ 65,372
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Adjustments in respect of current income tax of previous periods	3,309	603
Non-taxable items net of non-deductible items	(3,848)	(14,391)
Unrecognized assets	(31,343)	12,001
Income taxed at different rates and statutory rate changes	(462)	(8,843)
Manufacturing and processing allowance and all other items	(637)	(2,236)
At the effective income tax rate of 66.3% (March 31, 2024 – 21%)	(54,960)	52,506
Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense	29,586	82,421
Deferred tax recovery	(84,546)	(29,915)
At the effective income tax rate of 66.3% (March 31, 2024 – 21%)	(54,960)	52,506
Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges	6,524	(2,212)
Opening deferred tax of acquired company	(15,160)	(10,963)
Other items recognized through equity	347	6,215
Income tax charged directly to equity and goodwill	$ (8,289)	$ (6,960)